Property, plant and equipment - Detail net of accumulated depreciation and impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	$ 888,862	$ 917,974
IFRS 16 Adjustments at 1 January 2019	20,769
Additions	(64,925)	(31,970)
Disposals and other	(7,619)	(7,706)
Exchange differences	(1,780)	(41,230)
Business combinations		62,487
Business disposals	(94,401)	(5,393)
Discontinued operations		(5,300)
Property, plant and equipment at end of the year	740,906	888,862
Gross carrying amount | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	235,309	251,298
Additions	74	2,983
Disposals and other	(13,160)	(4,687)
Transfers from/(to) other accounts	408	24,823
Exchange differences	(2,822)	(10,743)
Business combinations		6,846
Business disposals	(23,223)	(35,211)
Property, plant and equipment at end of the year	196,586	235,309
Gross carrying amount | Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	1,487,047	1,490,804
Additions	1,409	9,104
Disposals and other	(78,774)	(34,612)
Transfers from/(to) other accounts	38,445	69,439
Exchange differences	(8,908)	(74,554)
Business combinations		53,337
Business disposals	(165,382)	(26,471)
Property, plant and equipment at end of the year	1,273,837	1,487,047
Gross carrying amount | Other Fixtures, Tools and Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	11,945	8,533
Additions	32	12
Disposals and other	(3,399)	(1,084)
Transfers from/(to) other accounts	220	4,850
Exchange differences	36	(405)
Business combinations		82
Business disposals	(15)	(43)
Property, plant and equipment at end of the year	8,819	11,945
Gross carrying amount | Advances Property, Plant and Equipment in the Course of Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	123,364	128,584
Additions	34,039	99,016
Disposals and other	(7,426)	(2,657)
Transfers from/(to) other accounts	(39,073)	(97,086)
Exchange differences	(1,881)	(5,941)
Business combinations		1,790
Business disposals	(2,372)	(342)
Property, plant and equipment at end of the year	106,651	123,364
Gross carrying amount | Mineral Reserves
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	59,408	60,359
Exchange differences	94	(951)
Property, plant and equipment at end of the year	59,502	59,408
Gross carrying amount | Other Items of Property, Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	36,341	32,364
Additions		4,293
Disposals and other	(2,195)	(587)
Transfers from/(to) other accounts		222
Exchange differences	317	(383)
Business combinations		432
Property, plant and equipment at end of the year	34,463	36,341
Gross carrying amount | Leased Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
IFRS 16 Adjustments at 1 January 2019	12,417
Additions	777
Exchange differences	104
Property, plant and equipment at end of the year	13,298
Gross carrying amount | Leased Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
IFRS 16 Adjustments at 1 January 2019	18,055
Additions	3,089
Exchange differences	189
Property, plant and equipment at end of the year	21,333
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(907,355)	(936,325)
IFRS 16 Adjustments at 1 January 2019	(9,703)
Additions	(103,121)	(104,532)
Disposals and other	48,560	35,921
Transfers from/(to) other accounts		(2,248)
Exchange differences	9,091	48,455
Business disposals	96,591	56,674
Discontinued operations		(5,300)
Property, plant and equipment at end of the year	(865,937)	(907,355)
Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(157,197)	(117,643)
Additions	(1,224)	(42,846)
Disposals and other	48,775
Exchange differences	2,000	3,292
Property, plant and equipment at end of the year	$ (107,646)	$ (157,197)